ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
Additional Information - Condensed Financial Statements
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

33. ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group’s PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIEs, were RMB 517,713 and RMB 480,618 as of December 31, 2020 and 2021, respectively.

The condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2020 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	226	247	39
Amounts due from related parties	915,469	653,990	102,626
Prepaid expenses and other current assets	211	211	33
Total current assets	915,906	654,448	102,698

Non-current assets:
Other non-current assets, net	544	404	63
Total non-current assets	544	404	63

Total assets	916,450	654,852	102,761

LIABILITIES
Current liabilities:
Investment deficit in subsidiaries and consolidated VIEs	760,922	504,760	79,208
Accrued and other liabilities	12,406	3,895	611
Total current liabilities	773,328	508,655	79,819

Non-current liabilities:
Total non-current liabilities	—	—	—

Total liabilities	773,328	508,655	79,819

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2020 and 2021)	—	—	—
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 41,923,276 and 41,973,276 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	794	795	125
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	90	90	14
Additional paid-in capital	3,545,073	3,545,955	556,438
Accumulated deficit	(3,414,936)	(3,411,934)	(535,407)
Accumulated other comprehensive income	12,101	11,291	1,772
Total shareholders’ equity	143,122	146,197	22,942

Total liabilities and shareholders’ equity	916,450	654,852	102,761

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial information of Parent Company

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational programs and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
Cost of revenues
- Educational programs and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
GROSS LOSS	—	—	—	—
Operating expenses:
Selling and marketing	—	—	—	—
General and administrative	(12,380)	(7,841)	(2,926)	(459)
Research and development	—	—	—	—
Total operating expenses	(12,380)	(7,841)	(2,926)	(459)

OPERATING LOSS	(12,380)	(7,841)	(2,926)	(459)
Share of (loss) income from subsidiaries	(159,282)	(55,362)	5,944	932
OTHER EXPENSE
Interest expense, net	(267)	—	—	—
Other income (loss), net	71,988	491	(16)	(3)
Income tax	—	—	—	—
NET (LOSS) INCOME	(99,941)	(62,712)	3,002	470

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial Information of Parent Company

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	36,738	(36,005)	21	3
Cash flows from investing activities	—	—	—	—
Cash flows from financing activities	(41,179)	35,578	—	—
Effects of exchange rate changes on cash and cash equivalents	—	—	—	—
Net change in cash and cash equivalents	(4,441)	(427)	21	3
Cash, cash equivalents and restricted cash at beginning of year	5,094	653	226	36
Cash, cash equivalents and restricted cash at end of year	653	226	247	39

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities